Shareholders' Equity - Additional Information - Equity (Detail) $ / shares in Units, € in Thousands, $ in Millions							6 Months Ended		12 Months Ended
	Dec. 21, 2018 EUR (€)	Dec. 21, 2018 USD ($)	Dec. 20, 2018 $ / shares shares	Feb. 15, 2018 EUR (€)	Feb. 15, 2018 USD ($)	Feb. 13, 2018 $ / shares shares	Jun. 30, 2019 EUR (€) shares	Jun. 30, 2018 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate purchase price | €							€ 1	€ 44,731
Investors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued						3,099,997
Aggregate purchase price				€ 44,800	$ 55.8
Purchase price | $ / shares						$ 18.0
Regeneron Pharmaceuticals, INC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued			600,000
Aggregate purchase price	€ 13,100	$ 15.0
Purchase price | $ / shares			$ 25.00
Total proceeds received									€ 13,100	$ 15.0
Aggregate value of common shares issued									6,000		$ 6.9
Gain on litigation settlement									€ 7,100	$ 8.1
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares fully issued and paid							23,393,287	22,632,800